Offerings - Offering: 1	Nov. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.422% Fixed-to-Floating Rate Senior Notes due 2032
Amount Registered | shares	716,500,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 716,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 62,335.50
Offering Note	1 The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-294133 filed with the Securities and Exchange Commission on March 9, 2026. 2 C$1,000,000,000 aggregate principal amount of the 4.422% Fixed-to-Floating Rate Notes due 2032 will be issued. The Amount Registered and the Maximum Aggregate Offering Price are based on the October 30, 2026 Canadian dollar/U.S. dollar exchange rate of C$1.00 = U.S. $0.7165, as announced as the noon buying rate by the Board of Governors of the U.S. Federal Reserve System.